ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Summary of Asset Retirement Obligations, Contractual Third-Party Reclamation Receivables, and Reclamation Deposits (Detail) (USD $)
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	$ 281,263,000	$ 279,864,000	$ 263,489,000	$ 263,847,000	$ 247,478,000
Contractual Third- Party Reclamation Receivable	96,249,000	96,790,000
Reclamation deposits	75,315,000	74,921,000		72,718,000
Reclamation Obligations, Surety Bonds Outstanding		298,600,000
Rosebud Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	127,989,000	126,965,000
Contractual Third- Party Reclamation Receivable	21,656,000	21,186,000
Reclamation deposits	75,315,000	74,921,000
Jewett Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	74,247,000	75,267,000
Contractual Third- Party Reclamation Receivable	74,247,000	75,267,000
Reclamation deposits	0	0
Absaloka Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	37,286,000	36,401,000
Contractual Third- Party Reclamation Receivable	346,000	337,000
Reclamation deposits	0	0
Beulah Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	17,764,000	17,785,000
Contractual Third- Party Reclamation Receivable	0	0
Reclamation deposits	0	0
Kemmerer Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	17,569,000	17,174,000
Contractual Third- Party Reclamation Receivable	0	0
Reclamation deposits	0	0
Savage
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	5,499,000	5,380,000
Contractual Third- Party Reclamation Receivable	0	0
Reclamation deposits	0	0
ROVA
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	909,000	892,000
Contractual Third- Party Reclamation Receivable	0	0
Reclamation deposits	$ 0	$ 0